UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21836

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Blvd., Suite 111
Colorado Springs, CO  80920
 (Address of principal executive offices)(zip code)

Michael G. Willis

The Willis Group
1155 Kelly Johnson Blvd., Suite 111
Colorado Springs, CO  80920
(Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1.  Schedules of Investments

Giant 5 Total Investment System
Schedule of Portfolio Investments
December 31, 2014 (Unaudited)

Security Description	Shares	Fair Value
Investment Companies - 78.8%
Fidelity Select Materials Portfolio	29,621	$2,282,020
Invesco Equally-Weighted S&P 500 Fund, Class Y	50,358	2,481,637
Third Avenue Real Estate Value Fund, Class I	74,793	2,353,749
Vanguard Energy Fund, Admiral Shares	20,603	2,073,875

Total Investment Companies (Cost $7,998,582)		9,191,281

Short-Term Investments - 21.4%
Fidelity Institutional Treasury Portfolio, Class I, 0.010%(a)	2,499,084	2,499,084

Total Short-Term Investments (Cost $2,499,084)		2,499,084

Total Investments - 100.2% (Cost $10,497,666)		11,690,365
Liabilities in Excess of Other Assets - (0.2)%		(23,201)

NET ASSETS -100.0%		$11,667,164

(a)	Variable rate security; the rate shown represents the rate at December 31, 2014.

See Notes to the Schedule of Investments.

Giant 5 Total Index System
Schedule of Portfolio Investments
December 31, 2014 (Unaudited)

Security Description	Shares	Fair Value
Exchange Traded Funds - 75.6%
ETFS Physical Silver Shares*	15,000	$231,450
Guggenheim S&P 500 Equal Weight ETF	28,000	2,241,400
iShares U.S. Oil & Gas Exploration & Production ETF	20,000	1,428,800
Market Vectors Oil Service ETF	10,000	359,200
SPDR S&P Oil & Gas Exploration & Production ETF	22,616	1,082,402
Vanguard Materials ETF	26,000	2,792,140
Vanguard REIT ETF	44,000	3,564,000
Vanguard S&P 500 ETF	7,000	1,319,150

Total Exchange Traded Funds (Cost $11,995,048)		13,018,542

Short-Term Investments - 24.6%
Fidelity Institutional Treasury Portfolio, Class I, 0.010%(a)	4,226,160	4,226,160

Total Short-Term Investments (Cost $4,226,160)		4,226,160

Total Investments - 100.2% (Cost $16,221,208)		17,244,702
Liabilities in Excess of Other Assets - (0.2)%		(34,626)

NET ASSETS -100.0%		$17,210,076

*	Non-income producing.

(a)	Variable rate security; the rate shown represents the rate at December 31, 2014.

See Notes to the Schedule of Investments.

INDEX FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2014
(Unaudited)

1. ORGANIZATION

Index Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Effective after the close of business March 20, 2014, the name of the Trust was changed to Index Funds.  The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.  The trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund,” collectively the “Funds”).

The investment objective for each Fund is to seek total return.  To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund.  To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that each Fund invests in other mutual funds and exchange traded funds (“Underlying Funds”).  The Trust has established two classes of shares: Investor Shares and Institutional Shares.  While the Institutional Shares became effective during the year ended March 31, 2009, only Investor Shares have been offered and issued to date.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Trust in the preparation of its schedules of portfolio investments.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of schedules of portfolio investments in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments.  Actual results could differ from those estimates.

SECURITY VALUATION

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees.  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares.  The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures.  Due to this structure, the Underlying Funds’ policies will be used in the daily calculation of their net asset value per share (“NAV”), which will, in turn, be used in calculating the Funds’ NAV.  If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in timely fashion for the Fund’s NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day.

A Fund will fair value price its securities when market quotations are not readily available.  Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or broker.  In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis.  In these situations, the Pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities.  Fair valuations will be reviewed by the Board of Trustees on a quarterly basis.  Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund.  However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security.  Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.  The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

FEDERAL INCOME TAXES:

At March 31, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes for the Giant 5 Total Investment System and Giant 5 Total Index System were as follows:

	Giant 5	Giant 5
	Total Investment	Total Index
	System	System

Cost of Investments	$11,700,140	$17,959,339

Gross unrealized appreciation	$1,847,714	$1,285,497
Gross unrealized depreciation		(140,484)
Net unrealized appreciation on investments	$1,847,714	$1,145,013

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date.  Dividend income is recorded on the ex-dividend date.  Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis).  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of accretion of premium or discount.

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

▪	Level 1 – quoted prices for active markets for identical securities.
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2014:

Giant 5 Total Investment System

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investment Companies	$9,191,281	$-	$-	$9,191,281
Short-Term Investments	2,499,084	-	-	2,499,084
Total	$11,690,365	$-	$-	$11,690,365

Giant 5 Total Index System

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Exchange Traded Funds	$13,018,542	$-	$-	$13,018,542
Short-Term Investments	4,226,160	-	-	4,226,160
Total	$17,244,702	$-	$-	$17,244,702

The Index Funds did not hold any Level 2 or Level 3 securities during the quarter ended December 31, 2014.

With respect to the Funds, there were no transfers into and out of any Level during the current period presented. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s third fiscal quarter ended December 31, 2014 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

/s/ Michael G. Willis
By: Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

Date:	February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
By: Michael G. Willis
President
(Principal Executive Officer)

Date:	February 18, 2015

/s/ Michael G. Willis
By: Michael G. Willis
(Principal Financial Officer)

Date:	February 18, 2015